Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 8,815,290	$ 15,919,518
Receivables and prepaid expenses	1,052,167	1,074,370
Total Current Assets	9,867,457	16,993,888
Long-Term Deposits	73,439	37,228
Restricted Cash	61,989	46,001
Lease Receivable	164,338	0
Property, Plant and Equipment	2,198,927	2,216,487
Right-of-Use Assets	824,764	824,023
Exploration and Evaluation Assets	68,402,183	40,801,924
Deferred Transaction Costs - Convertible Debt	795,890	502,686
Total Assets	82,388,987	61,422,237
Current Liabilities
Trade and other payables	3,315,646	2,633,911
Current lease liability	361,877	231,526
Current equipment financing liability	135,664	216,898
Convertible debt facility - liability component	10,027,732	8,463,214
Convertible debt facility - derivative component	616,000	1,585,000
Current reclamation and remediation liability	1,056,006	1,623,564
Due to related parties	1,158,454	636,555
Total Current Liabilities	16,671,379	15,390,668
Long-Term Lease Liability	718,489	622,795
Long-Term Equipment Financing Liability	42,398	178,062
Reclamation and Remediation Liability	24,436,475	23,907,547
Total Liabilities	41,868,741	40,099,072
Shareholders' Equity
Share Capital	176,941,597	125,079,150
Reserves	8,853,808	8,364,642
Accumulated Other Comprehensive Income	3,820,340	7,958,603
Accumulated Deficit	(149,095,499)	(120,079,230)
Total Equity	40,520,246	21,323,165
Total Liabilities and Equity	$ 82,388,987	$ 61,422,237